INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                  June 30, 2003
                                   (Unaudited)
















This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-21917U

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                        COMBINED STATEMENT OF NET ASSETS
                                 JUNE 30, 2003
                                  (Unaudited)

                                     ASSETS


Investments at Market Value (Notes 1 and 2):
 Portfolios of Putnam Capital Manager Trust:

Putnam Variable Trust Money Market Fund
      796,509  qualified shares                 (Cost  $   796,509)  $   796,509
    1,752,453  non-qualified shares             (Cost  $ 1,752,453)    1,752,453

Putnam Variable Trust Income Fund
      146,286  qualified shares                 (Cost  $ 2,078,329)    1,885,627
      327,134  non-qualified shares             (Cost  $ 4,480,534)    4,216,762

Putnam Variable Trust Growth and Income II
      405,627  qualified shares                 (Cost  $10,602,063)    8,291,024
       96,025  shares owned by Investors Life   (Cost  $ 2,509,843)    1,962,748
      160,468  non-qualified shares             (Cost  $ 3,810,659)    3,279,967
       96,471  shares owned by Investors Life   (Cost  $ 2,290,923)    1,971,877

Putnam Variable Trust Voyager Fund
       17,787  qualified shares                 (Cost  $   611,027)      411,952
       66,118  shares owned by Investors Life   (Cost  $ 2,271,280)    1,531,284
       13,813  non-qualified shares             (Cost  $   505,623)      319,912
       66,185  shares owned by Investors Life   (Cost  $ 2,422,690)    1,532,852

Total Assets                                                         $27,952,967

                                   NET ASSETS

Net Assets (Notes 3 and 6):

Putnam Variable Trust Money Market Fund
      319,315  qualified accumulation
               units outstanding                ($2.494430 per unit) $   796,509
      707,879  non-qualified accumulation
               units outstanding                ($2.475639 per unit)   1,752,453

Putnam Variable Trust Income Fund
      424,886  qualified accumulation
               units outstanding                ($4.437961 per unit)   1,885,627
      961,070  non-qualified accumulation
               units outstanding                ($4.387570 per unit)   4,216,762

Putnam Variable Trust Growth and Income II
    1,079,184  qualified accumulation units
               outstanding                      ($7.682679 per unit)   8,291,024
      255,477  Investors Life equity            ($7.682679 per unit)   1,962,748
      496,407  non-qualified accumulation
               units outstanding                ($6.607414 per unit)   3,279,967
      298,434  Investors Life equity            ($6.607414 per unit)   1,971,877

Putnam Variable Trust Voyager Fund
      134,512  qualified accumulation units
               outstanding                      ($3.062568 per unit)     411,952
      500,000  Investors Life equity            ($3.062568 per unit)   1,531,284
      104,352  non-qualified accumulation units
               outstanding                      ($3.065703 per unit)     319,912
      500,000  Investors Life equity            ($3.065703 per unit)   1,532,852

Net Assets                                                           $27,952,967

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2003
                                  (Unaudited)


                                               Putnam                Putnam
                                            Variable Trust        Variable Trust
                                                 Money                Money
                                              Market Fund          Market Fund
                                               Qualified          Non-Qualified


Investment Income:
   Dividends                                    $    3,480          $    7,458

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                        4,789              10,289

   Investment income (loss) - net                   (1,309)             (2,831)

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     38,624              87,355
   Cost of shares sold                              38,624              87,355

   Net realized gain (loss) on investments               0                   0

   Change in unrealized appreciation
   (depreciation) in value of investments                0                   0

   Net realized and unrealized gain (loss)
   on investments                                        0                   0

Net Increase (Decrease) in Net Assets from
Operations                                      $   (1,309)         $   (2,831)


   The accompanying notes are an integral part of these financial statements.

                                           Putnam Variable      Putnam Variable
                                             Trust Income         Trust Income
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Investment Income:
   Dividends                                    $   91,707          $  212,966

Expenses:
   Mortality risk and expense
   fees guarantees (Notes 1 and 3)                  11,392              26,079

   Investment income (loss) - net                   80,315             186,887

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                    127,670             662,312
   Cost of shares sold                             124,605             627,233

   Net realized gain (loss) on investments           3,065              35,079

   Change in unrealized appreciation
   (depreciation) in value of investments           (9,528)            (56,956)

   Net realized and unrealized gain (loss)
   on investments                                   (6,463)            (21,877)

Net Increase (Decrease) in Net Assets from
Operations                                      $   73,852          $  165,010


   The accompanying notes are an integral part of these financial statements.

                                          Putnam Variable       Putnam Variable
                                            Trust Growth          Trust Growth
                                            and Income II        and Income II
                                             Qualified*          Non-Qualified*


Investment Income:
   Dividends                                    $  220,346          $  107,494

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                       59,307              29,408

   Investment income (loss) - net                  161,039              78,086

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                  1,068,761             655,444
   Cost of shares sold                           1,414,177             962,510

   Net realized gain (loss) on investments        (345,416)           (307,066)

   Change in unrealized appreciation
   (depreciation) in value of investments        1,244,054             749,112

   Net realized and unrealized gain (loss)
   on investments                                  898,638             442,046

Net Increase (Decrease) in Net Assets from
Operations                                      $1,059,677          $  520,132


   The accompanying notes are an integral part of these financial statements.

                    *Includes shares owned by Investors Life

                                              Putnam                  Putnam
                                          Variable Trust         Variable Trust
                                           Voyager Fund           Voyager Fund
                                            Qualified*           Non-Qualified*

Investment Income:
   Dividends                                    $   12,549          $   11,746

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                       10,937              10,323

   Investment income (loss) - net                    1,612               1,423

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     67,871             217,671
   Cost of shares sold                              69,964             230,735

   Net realized gain (loss) on investments          (2,093)            (13,064)

   Change in unrealized appreciation
   (depreciation) in value of investments          188,387             196,336

   Net realized and unrealized gain (loss)
   on investments                                  186,294             183,272

Net Increase (Decrease) in Net Assets from
Operations                                      $  187,906          $  184,695


   The accompanying notes are an integral part of these financial statements.

                   *Includes shares owned by Investors Life.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 2003
                                  (Unaudited)


                                                Putnam               Putnam
                                            Variable Trust       Variable Trust
                                                 Money               Money
                                              Market Fund          Market Fund
                                               Qualified          Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $   (1,309)         $   (2,831)
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments               0                   0
   Change in appreciation (depreciation)
   in value of investments                               0                   0

   Net Increase (Decrease) in net assets
   from operations                                  (1,309)             (2,831)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      32,759             422,740
   Net contract surrenders and transfers
   out (Note 3)                                    (31,209)            (11,772)
   Benefit payments to annuitants                   (3,075)            (31,617)

   Net Increase (Decrease) from accumulation
   unit transactions                                (1,525)            379,351

Net Increase (Decrease) in Net Assets           $   (2,834)        $   376,520
Net Assets:
   Net assets at December 31, 2002              $  799,343         $ 1,375,933

   Net assets at June 30, 2003                  $  796,509         $ 1,752,453

                          Year Ended December 31, 2002


                                                Putnam               Putnam
                                           Variable Trust        Variable Trust
                                                Money                 Money
                                             Market Fund           Market Fund
                                              Qualified           Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $    2,408         $     3,755

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments               0                   0
   Change in appreciation (depreciation)
   in value of investments                               0                   0

   Net Increase (Decrease) in net assets
   from operations                                   2,408               3,755

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      42,544             195,771
   Net contract surrenders and transfers
   out (Note 3)                                   (347,446)           (357,980)
   Benefit payments to annuitants                   (7,086)            (32,092)

   Net Increase (Decrease) from accumulation
   unit transactions                              (311,988)           (194,301)

Net Increase (Decrease) in Net Assets           $ (309,580)        $  (190,546)
Net Assets:
   Net assets at December 31, 2001              $1,108,923         $ 1,566,479

   Net assets at December 31, 2002              $  799,343         $ 1,375,933


The accompanying notes are an integral part of these financial statements.

                                           Putnam Variable      Putnam Variable
                                             Trust Income         Trust Income
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                $   80,315         $  186,887
   Realized capital gain distributions                    0                  0
   Net realized gain (loss) on investments            3,065             35,079
   Change in appreciation (depreciation)
   in value of investments                           (9,528)           (56,956)

   Net Increase (Decrease) in net assets from
   operations                                        73,852            165,010

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                          358                 50
   Net contract surrenders and transfers
   out (Note 3)                                    (107,437)          (596,579)
   Benefit payments to annuitants                    (9,200)           (39,704)

   Net Increase (Decrease) from accumulation
   unit transactions                               (116,279)          (636,233)

Net Increase (Decrease) in Net Assets           $   (42,427)       $  (471,223)
Net Assets:
   Net assets at December 31, 2002              $ 1,928,054        $ 4,687,985

   Net assets at June 30, 2003                  $ 1,885,627        $ 4,216,762

                          Year Ended December 31, 2002


                                           Putnam Variable      Putnam Variable
                                             Trust Income         Trust Income
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $   66,837         $   190,221
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments           2,573              23,514
   Change in appreciation (depreciation)
   in value of investments                          51,318              96,698

   Net Increase (Decrease) in net assets
   from operations                                 120,728             310,433

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                     177,114              36,879
   Net contract surrenders and transfers
   out (Note 3)                                    (23,081)           (413,002)
   Benefit payments to annuitants                  (18,534)            (71,675)

   Net Increase (Decrease) from accumulation
   unit transactions                               135,499            (447,798)

Net Increase (Decrease) in Net Assets           $  256,227         $  (137,365)
Net Assets:
   Net assets at December 31, 2001              $1,671,827         $ 4,825,350

   Net assets at December 31, 2002              $1,928,054         $ 4,687,985


   The accompanying notes are an integral part of these financial statements.

                                          Putnam Variable      Putnam Variable
                                           Trust Growth          Trust Growth
                                           and Income II        and Income II
                                             Qualified*          Non-Qualified*

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $   161,039        $    78,086
   Realized capital gain distributions                    0                  0
   Net realized gain (loss) on investments         (345,416)          (307,066)
   Change in appreciation (depreciation)
   in value of investments                        1,244,054            749,112

   Net Increase (Decrease) in net assets
   from operations                                1,059,677            520,132

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       34,070                690
   Net contract surrenders and transfers
   out (Note 3)                                    (981,348)          (588,753)
   Benefit payments to annuitants                   (44,502)           (37,973)

   Net Increase (Decrease) from accumulation
   unit transactions                               (991,780)          (626,036)

Net Increase (Decrease) in Net Assets           $    67,897        $  (105,904)

Net Assets:
   Net assets at December 31, 2002              $10,185,875        $ 5,357,748

   Net assets at June 30, 2003                  $10,253,722        $ 5,251,844

                          Year Ended December 31, 2002


                                           Putnam Variable      Putnam Variable
                                            Trust Growth          Trust Growth
                                            and Income II        and Income II
                                             Qualified*          Non-Qualified*

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $    70,984        $    41,093
   Realized capital gain distributions               71,242             39,465
   Net realized gain (loss) on investments         (129,403)          (302,742)
   Change in appreciation (depreciation)
   in value of investments                       (2,674,113)        (1,222,073)

   Net Increase (Decrease) in net assets
   from operations                               (2,661,290)        (1,444,257)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       67,542              6,338
   Net contract surrenders and transfers
   out (Note 3)                                  (1,293,223)          (942,172)
   Benefit payments to annuitants                  (133,996)           (84,310)

   Net Increase (Decrease) from accumulation
   unit transactions                             (1,359,677)        (1,020,144)

Net Increase (Decrease) in Net Assets           $(4,020,967)       $(2,464,401)
Net Assets:
   Net assets at December 31, 2001              $14,206,842        $ 7,822,149

   Net assets at December 31, 2002              $10,185,875        $ 5,357,748


   The accompanying notes are an integral part of these financial statements.

                   *Includes shares owned by Investors Life.

                                               Putnam               Putnam
                                            Variable Trust       Variable Trust
                                             Voyager Fund         Voyager Fund
                                              Qualified*         Non-Qualified*


Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $    1,612         $     1,423

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments          (2,093)            (13,064)
   Change in appreciation (depreciation)
   in value of investments                         188,387             196,336

   Net Increase (Decrease) in net assets
   from operations                                 187,906             184,695

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       2,337                 450
   Net contract surrenders and transfers
   out (Note 3)                                    (56,640)           (197,783)
   Benefit payments to annuitants                   (2,448)            (10,015)

   Net Increase (Decrease) from accumulation
   unit transactions                               (56,751)           (207,348)

Net Increase (Decrease) in Net Assets           $  131,155         $   (22,653)
Net Assets:
   Net assets at December 31, 2002              $1,812,081         $ 1,875,417

   Net assets at June 30, 2003                  $1,943,236         $ 1,852,764

                          Year Ended December 31, 2002


                                              Putnam                Putnam
                                           Variable Trust        Variable Trust
                                            Voyager Fund          Voyager Fund
                                             Qualified*          Non-Qualified*

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net               $   (7,245)        $    (7,197)
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments           9,782               7,323
   Change in appreciation (depreciation)
   in value of investments                        (658,626)           (702,396)

   Net Increase (Decrease) in net assets
   from operations                                (656,089)           (702,270)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      93,023              13,733
   Net contract surrenders and transfers
   out (Note 3)                                    (72,792)            (34,819)
   Benefit payments to annuitants                   (5,891)            (17,263)

   Net Increase (Decrease) from accumulation
   unit transactions                                14,340             (38,349)

Net Increase (Decrease) in Net Assets           $ (641,749)        $  (740,619)
Net Assets:
   Net assets at December 31, 2001              $2,453,830         $ 2,616,036

   Net assets at December 31, 2002              $1,812,081         $ 1,875,417


   The accompanying notes are an integral part of these financial statements.

                   *Includes shares owned by Investors Life.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 2003

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions, each corresponding to a portfolio of Putnam Variable Trust. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (see Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 2003; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the first-in, first-out method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the period ended June 30, 2003, were $38,312 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the period ended June 30, 2003, the total of all transfers between Separate Account divisions was $455,141. Contract surrender benefits amounted to $2,571,522. Annuity benefits amounted to $178,533. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

Period Ended June 30, 2003

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2003, and units outstanding at June 30, 2003 were as follows:


                                                  Putnam             Putnam
                                               Variable Trust    Variable Trust
                                                   Money              Money
                                                Market Fund        Market Fund
                                                 Qualified        Non-Qualified

Units outstanding at December 31, 2002            319,933              554,718

Units purchased and transfers in                   13,113              170,439

Benefits, surrenders and transfers out            (13,731)             (17,278)

Units outstanding at June 30, 2003                319,315              707,879




                                              Putnam Variable    Putnam Variable
                                                Trust Income       Trust Income
                                                  Fund                Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2002            451,461            1,110,325

Units purchased and transfers in                       82                   12

Benefits, surrenders and transfers out            (26,657)            (149,267)

Units outstanding at June 30, 2003                424,886              961,070

                                                  Putnam            Putnam
                                                 Variable          Variable
                                               Trust Growth      Trust Growth
                                               and Income II     and Income II
                                                 Qualified*      Non-Qualified*

Units outstanding at December 31, 2002          1,470,768              899,547

Units purchased and transfers in                    5,169                  115

Benefits, surrenders and transfers out           (141,276)            (104,821)

Units outstanding at June 30, 2003              1,334,661              794,841




                                                  Putnam            Putnam
                                               Variable Trust    Variable Trust
                                                Voyager Fund     Voyager Fund
                                                 Qualified*      Non-Qualified*

Units outstanding at December 31, 2002            653,240              675,438

Units purchased and transfers in                      848                  158

Benefits, surrenders and transfers out            (19,576)             (71,244)

Units outstanding at June 30, 2003                634,512              604,352


                    *Includes shares owned by Investors Life

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2003, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                             Accumulation      Aggregate        Monthly        Annuity
                                                                 Units           Value       Annuity Units   Unit Value

Putnam Variable Trust Money Market, Qualified                    29,554         $ 73,720           825       $0.7013020
Putnam Variable Trust Money Market,
Non-Qualified                                                   191,919         $475,122         9,138       $0.7013731
Putnam Variable Trust Growth and Income II, Qualified*          114,601         $880,442         6,312       $1.3334628
Putnam Variable Trust Growth and Income II, Non-Qualified*       85,109         $562,350         5,486       $1.4344311
Putnam Variable Trust Income Fund, Qualified                     55,608         $246,786         1,517       $1.3342807
Putnam Variable Trust Income Fund,
Non-Qualified                                                   170,916         $749,906        10,116       $1.3322338
Putnam Variable Trust Voyager, Qualified                         21,551         $ 66,002           462       $0.6624696
Putnam Variable Trust Voyager, Non-Qualified                     61,237         $187,735         3,398       $0.4118481

Note 7. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2003

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended June 30, 2003 were as follows:


Putnam Variable Trust
Money Market Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       319,315     $2.494430    $   797    1.20%      0.87%      -0.33%

12/31/02       319,933     $2.498471    $   799    1.20%      1.46%       0.26%

12/31/01       444,922     $2.492399    $ 1,109    1.20%      3.93%       2.73%

12/31/00       470,961     $2.425457    $ 1,142    1.20%      5.92%       4.72%

12/31/99       506,682     $2.314604    $ 1,173    1.20%      4.67%       3.47%




Putnam Variable Trust
Money Market Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       707,879     $2.475639    $ 1,752    1.20%      0.87%      -0.33%

12/31/02       554,718     $2.480419    $ 1,376    1.20%      1.45%       0.25%

12/31/01       633,142     $2.474135    $ 1,566    1.20%      3.95%       2.75%

12/31/00       760,957     $2.408084    $ 1,832    1.20%      5.90%       4.70%

12/31/99       899,105     $2.298031    $ 2,066    1.20%      4.74%       3.54%

Putnam Variable Trust Income Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       424,886     $4.437961    $ 1,886    1.20%      0.79%       7.78%

12/31/02       451,461     $4.270698    $ 1,928    1.20%      4.94%       6.75%

12/31/01       418,101     $3.998620    $ 1,672    1.20%      6.70%       6.05%

12/31/00       440,487     $3.763533    $ 1,658    1.20%      7.02%       6.39%

12/31/99       552,955     $3.526316    $ 1,950    1.20%      7.18%      -3.49%




Putnam Variable Trust Income Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       961,070     $4.387570    $ 4,217    1.20%      9.80%       7.59%

12/31/02     1,110,325     $4.222174    $ 4,688    1.20%      5.26%       6.63%

12/31/01     1,220,712     $3.952898    $ 4,825    1.20%      6.70%       6.08%

12/31/00     1,328,230     $3.720803    $ 4,942    1.20%      7.19%       6.26%

12/31/99     1,582,528     $3.486100    $ 5,517    1.20%      6.56%      -3.31%

Putnam Variable Trust
Growth and Income II
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03     1,334,661     $7.682679    $10,254    1.20%      4.46%      21.44%

12/31/02     1,470,768     $6.925549    $10,186    1.20%      1.79%     -22.28%

12/31/01     1,645,816     $8.632096    $14,207    1.20%      1.71%      -7.83%

12/31/00     1,833,941     $9.305221    $17,065    1.20%      3.45%       5.98%

12/31/99     2,193,483     $8.709781    $19,105    1.20%      2.53%       0.99%



Putnam Variable Trust
Growth and Income II
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       794,841     $6.607414    $ 5,252    1.20%      4.39%      21.22%

12/31/02       899,547     $5.956051    $ 5,358    1.20%      1.84%     -22.33%

12/31/01     1,054,930     $7.414851    $ 7,822    1.20%      1.71%      -7.87%

12/31/00     1,136,128     $7.986523    $ 9,074    1.20%      3.64%       6.19%

12/31/99     1,390,750     $7.476228    $10,398    1.20%      2.50%       0.83%

Putnam Variable Trust
Voyager Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       634,512     $3.062568    $ 1,943    1.20%      1.38%      20.62%

12/31/02       653,240     $2.773989    $ 1,812    1.20%      0.85%     -31.97%

12/31/01       643,967     $3.810490    $ 2,454    1.20%      1.35%     -27.90%

12/31/00       650,099     $4.955634    $ 3,222    1.20%      3.05%     -17.20%

12/31/99       698,305     $5.995276    $ 4,187    1.20%      0.10%      50.15%




Putnam Variable Trust
Voyage Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       604,352     $3.065703    $ 1,853    1.20%      1.37%      21.47%

12/31/02       675,438     $2.776593    $ 1,875    1.20%      0.87%     -32.15%

12/31/01       687,373     $3.805846    $ 2,616    1.20%      1.38%     -28.25%

12/31/00       689,159     $4.949756    $ 3,411    1.20%      2.98%     -17.72%

12/31/99       677,689     $5.988116    $ 4,058    1.20%      0.10%      49.97%

Note 8.  Recent Developments:

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following divisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:

   Division                                                           Amount

   Putnam Variable Trust Growth and Income II - Non Qualified      $  4,958.42
   Putnam Variable Trust Income Fund - Qualified                   $ 85,301.60
   Putnam Variable Trust Income Fund - Non Qualified               $ 36,779.42
   Putnam Variable Trust Voyager Fund - Qualified                  $ 85,769.01
   Putnam Variable Trust Voyager Fund - Non Qualified              $ 12,832.55

In addition, the assets of the following division were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

   Division                                                           Amount

   Putnam Variable Trust Money Market - Qualified                  $190,121.93
   Putnam Variable Trust Money Market - Non Qualified              $  1,265.11
   Putnam Variable Trust Growth and Income II - Qualified          $223,693.17